Other Intangible Assets, Net	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Notes
Other Intangible Assets, Net

OTHER INTANGIBLE ASSETS, NET

Other Intangible assets, net include customer relationships and certain prescription drug product formulas. The Company acquired these assets in its business combination with Yantai Tianzheng. Customer relationships are amortized on a straight line basis over periods of 5 and 8 years. Pharmaceutical formulas including those retained as defensive assets are amortized on a straight t line basis over a period of 8 years.

Approximately, $10.45 million for the carrying amount of certain other product formulas that the Company will hold as defensive assets have been reclassified from indefinite life drug formulas. According to the Company’s years of industrial experience and R&D knowledge, to get a new drug formula approved from scratch usually take at least 8 years, so the Company is amortizing the pharmaceutical formulas as defensive assets over 8 years.

Other intangible assets at March 31, 2014 (unaudited) consist of the following:

	Customer Relationships	Yantai Tianzheng Drug Formulas	Defensive Drug formulas	Total

Cost	$14,840,667	$10,369,775	$10,360,749	$35,571,191

Accumulated Amortization	(5,195,515)	(3,581,677)	(1,942,640)	(10,719,832)

Net carrying amount	$9,645,152	$6,788,098	$8,418,109	$24,851,359

Other intangible assets at June 30, 2013 consist of the following:

	Customer Relationships	Yantai Tianzheng Drug Formulas	Defensive Drug formulas	Total

Cost	$14,798,647	$10,340,415	$10,331,414	$35,470,476

Accumulated Amortization	(3,767,858)	(2,594,829)	(968,570)	(7,331,257)

Net carrying amount	$11,030,789	$7,745,586	$9,362,844	$28,139,219

Amortization expense for customer relationships amounted to $475,248 and $463,396 for the three months ended March 31, 2014 and 2013, respectively. Amortization expense for customer relationships amounted to $1,423,101 and $1,386,190 for the nine months ended March 31, 2014 and 2013, respectively.

Amortization expense for Yantai Tianzheng drug formulas amounted to $328,518 and $320,325 for the three months ended March 31, 2014 and 2013, respectively. Amortization expense for YTP drug formulas amounted to $983,727 and $958,212 for the nine months ended March 31, 2014 and 2013, respectively.

Amortization expense for defensive drug formulas amounted to $325,780 and $317,200 for the three months ended March 31, 2014 and 2013, respectively. Amortization expense for defensive drug formulas amounted to $975,530 and $633,486 for the nine months ended March 31, 2014 and 2013, respectively. Amortization expenses are recorded in general and administrative expenses.

Amortization expense for fiscal years ending subsequent to March 31, 2014 is as follows:

Amortization
Remainder of FY 2014	$1,129,546
2015	4,518,184
2016	4,518,184
2017	4,518,184
2018	4,518,184
Thereafter	5,649,077
Total	$24,851,359

OTHER INTANGIBLE ASSETS, NET

Other Intangible assets, net includes customer relationships and certain prescription drug product formulas. The Company acquired these assets in its business combination with Yantai Tianzheng. Customer relationships are amortized on a straight line basis over periods of 5 and 8 years. Pharmaceutical formulas including those retained as defensive assets are amortized on a straight line basis over a period of 8 years .

$10,331,414 for the carrying amount of certain other product formulas that the Company will hold as defensive assets have been reclassified from indefinite life drug formulas. According to the Company’s years of industrial experience and R&D knowledge, to get a new drug formula approved from scratch usually take at least 8 years, so the Company is amortizing the pharmaceutical formulas as defensive assets over 8 years.

Other intangible assets at June 30, 2013 consist of the following:

	Customer	YTP Drug	Defensive
	Relationships	Formulas	Drug formulas	Total

Cost	$14,798,647	$10,340,415	$10,331,414	$35,470,476

Accumulated Amortization	(3,767,858)	(2,594,829)	(968,570)	(7,331,257)

Net carrying amount	$11,030,789	$7,745,586	$9,362,844	$28,139,219

Other intangible assets at June 30, 2012 consist of the following:

	Customer	YTP Drug	Defensive
	Relationships	Formulas	Drug formulas	Total

Cost	$14,485,533	$10,121,629	$-	$24,607,162

Accumulated Amortization	(1,844,068)	(1,265,204)	-	(3,109,272)

Net carrying amount	$12,641,465	$8,856,425	$-	$21,497,890

Amortization expense for customer relationships amounted to $1,855,115 and $1,833,152 for the years ended June 30, 2013 and 2012, respectively.

Amortization expense for YTP drug formulas amounted to $1,282,359 and $1,257,714 for the years ended June 30, 2013 and 2012, respectively.

Amortization expense for defensive drug formulas amounted to $953,756 and $0 for the years ended June 30, 2013 and 2012, respectively. Amortization expenses are recorded in general and administrative expenses.

Amortization expense for fiscal years ending subsequent to June 30, 2013 is as follows:

Amortization
2014	$4,409,149
2015	4,409,149
2016	4,409,149
2017	4,409,149
2018	4,409,149
Thereafter	6,093,474
Total	$28,139,219